Derivative financial instruments - Cash flow hedge (Details) - Cash flow hedge £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) € / £	Dec. 31, 2023 GBP (£)
Derivative financial instruments
Hedge Ratio	1
Ineffectiveness	£ (2)	£ 1
Cross-currency swaps | Euro
Derivative financial instruments
Carrying amount		£ 13
Carrying amount	£ (27)
Nominal amount	1,257	1,668
Hedge Ratio	1	1
Change in fair value of outstanding instrument	£ (40)	£ (21)
Change in fair value of hedged item	(38)	£ (21)
Ineffectiveness	£ (2)
Weighted average foreign exchange rate for the year	1.133	1.15
Interest rate swaps | US dollar
Derivative financial instruments
Carrying amount		£ 1
Nominal amount		275
Hedge Ratio		1
Change in fair value of outstanding instrument		£ 1
Ineffectiveness		£ 1